UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     July 22, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $75,258 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COMCAST CORP NEW               CL A             20030N101     5061   350000 SH       DEFINED 01            5061000        0        0
COMPUCREDIT CORP               NOTE 5.875%11/3  20478NAD2     6798 27500000 PRN      DEFINED 01            6798000        0        0
DECODE GENETICS INC            NOTE 3.500% 4/1  243586AB0      700 14000000 PRN      DEFINED 01             700000        0        0
ENTERTAINMENT PPTYS TR         PFD C CNV 5.75%  29380T402     8104   800000 SH       DEFINED 01            8104000        0        0
HRPT PPTYS TR                  PFD CONV D       40426W507    13563  1085000 SH       DEFINED 01           13563000        0        0
HUNTSMAN CORP                  COM              447011107     6036  1200000 SH       DEFINED 01            6036000        0        0
INLAND REAL ESTATE CORP        NOTE 4.625%11/1  457461AB7    11378 14000000 PRN      DEFINED 01           11378000        0        0
LDK SOLAR CO LTD               NOTE 4.750% 4/1  50183LAB3     3301  5000000 SH       DEFINED 01            3301000        0        0
LEXINGTON REALTY TRUST         COM              529043101      221    65000 SH       DEFINED 01             221000        0        0
LIVE NATION INC                NOTE 2.875% 7/1  538034AB5     1288  2500000 PRN      DEFINED 01            1288000        0        0
OSCIENT PHARMACEUTICALS CORP   COM NEW          68812R303      138   695500 SH       DEFINED 01             138000        0        0
PIER 1 IMPORTS INC             NOTE 6.375% 2/1  720279AH1     2512  4000000 PRN      DEFINED 01            2512000        0        0
SCHLUMBERGER LTD               COM              806857108     5579   103100 SH       DEFINED 01            5579000        0        0
SUNTECH PWR HLDGS CO LTD       NOTE 3.000% 3/1  86800CAE4     4079  5500000 PRN      DEFINED 01            4079000        0        0
UAL CORP                       NOTE 4.500% 6/3  902549AH7     6500 20000000 PRN      DEFINED 01            6500000        0        0